Financial instruments (Details 4) - Currency swap contract [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 37	₨ 110	$ 0.5	$ 1.5
Mark to Market losses/ (gain)	8	8
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	15	44	0.2	0.6
Mark to Market losses/ (gain)	3	3
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	22	66	$ 0.3	$ 0.9
Mark to Market losses/ (gain)	₨ 5	₨ 5